SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)											1 Months Ended	6 Months Ended
	Mar. 22, 2024	Feb. 19, 2024	Nov. 13, 2023	Sep. 01, 2023	Jul. 10, 2023	Jun. 26, 2023	Nov. 03, 2022	Oct. 26, 2022	Aug. 25, 2022	Jun. 08, 2022	Oct. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 13, 2021
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value														$ 50,000
Original authorized share										888,000,000				500,000,000
Common stock, shares authorized										883,000,000		883,000,000	883,000,000	450,000,000
Common stock, par value										$ 0.001125		$ 0.001125	$ 0.001125	$ 0.0001
Preferred stock, shares authorized										5,000,000		5,000,000	5,000,000	50,000,000
Preferred stock, par value										$ 0.001125		$ 0.001125	$ 0.001125	$ 0.0001
Preferred stock, shares not issued														50,000,000
Common stock, shares, issued												110,004,984	71,885,000	450,000,000
Reverse stock split										(ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.
Preferred stock, shares issued												0	0
Preferred stock, shares outstanding												0	0
Common stock, shares, outstanding												110,004,984	71,885,000
Warrants and Rights Outstanding, Term												3 years 4 months 24 days
Sale of ordinary shares											119,984
Net proceeds											$ 119,388
Offering costs											$ 296,809
Pro Seeds [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase			12,000,000
Sale of Stock, Price Per Share			$ 0.315
Stock Issued During Period, Value, New Issues			$ 3,780,000
Equity Method Investment, Ownership Percentage			100.00%
Trade Router [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase		8,000,000
Sale of Stock, Price Per Share		$ 0.341
Stock Issued During Period, Value, New Issues		$ 2,728,000
Equity Method Investment, Ownership Percentage		100.00%
Carnegie Hill [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase	18,000,000
Sale of Stock, Price Per Share	$ 0.287
Stock Issued During Period, Value, New Issues	$ 5,166.00
Equity Method Investment, Ownership Percentage	100.00%
One Eighty Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value						$ 0.0001
Acquisition of shares						229,500,000
Percentage of shares issued						51.00%
Sale of ordinary shares						17,510,000
Net proceeds						$ 53,055,300
Sale of Stock, Price Per Share						$ 0.001125
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Acquisition of shares					8,755,000
Percentage of shares issued					51.00%
Sale of ordinary shares					8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Acquisition of shares				8,755,000
Percentage of shares issued				51.00%
Sale of ordinary shares				8,755,000
Underwriter Representative Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share price												$ 4.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												376,250
Number of ordinary shares percent												7.00%
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 5.60
Percentage of initial public offering												140.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase									5,375,000
Share price									$ 4.00
Proceeds from Issuance of Common Stock									$ 21,500,000
Proceeds from initial public offerings									18,800,000
Proceeds from initial public offerings									$ 2,700,000
Private Placement [Member] | Subscription Agreements [Member] | Four Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share purchase							9,000,000	9,000,000
Share price							$ 1.40	$ 1.40
Gross proceeds from private placement							$ 12,600,000
Net proceeds from private placement							$ 11,770,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value										$ 50,000
Common stock, shares, issued												40,000,000
Common stock, shares, outstanding												40,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Original authorized share capital value										$ 999,000
Common stock, shares, issued														450,000,000
Common stock, shares, outstanding														450,000,000